Condensed Consolidated Statement of Operations and Comprehensive Loss - USD ($)	3 Months Ended		5 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2024		Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2025
Income Statement [Abstract]
Revenue	$ 247,212		$ 6,866,558	[1]	$ 872,212	$ 3,666,000	$ 3,666,000
Cost of sales			6,542,000	[1]	482,900	3,598,000	3,598,000
Gross margin	247,212		324,558	[1]	389,312	68,000	68,000
Operating expenses:
General and administrative	1,492,287	798,085	675,157	[1]	3,617,023	3,108,539	3,888,078
Total operating expenses	1,492,287	798,085	675,157	[1]	3,617,023	3,108,539	3,888,078
Loss from operations	(1,245,075)	(798,085)	(350,599)	[1]	(3,227,711)	(3,040,539)	(3,820,078)
Net loss	(1,245,075)	(798,085)	(350,599)	[2]	(3,227,711)	(3,040,539)	(3,820,078)
Less: Net loss attributable to non-controlling interest	(7,105)				(7,105)
Net loss attributable to Vertical Data Inc. shareholders	$ (1,237,970)	$ (798,085)	$ (350,599)	[1]	$ (3,220,606)	$ (3,040,539)	$ (3,820,078)
Net loss per common share attributable to Vertical Data Inc.:
Basic	$ (0.09)	$ (0.02)	$ (0.02)	[1]	$ (0.26)	$ (0.08)	$ (0.09)
Diluted	$ (0.09)	$ (0.02)	$ (0.02)	[1]	$ (0.26)	$ (0.08)	$ (0.09)
Weighted average common shares outstanding:
Basic	13,304,413	41,193,052	23,294,212	[1]	12,359,567	40,380,437	40,585,260
Diluted	13,304,413	41,193,052	23,294,212	[1]	12,359,567	40,380,437	40,585,260
Comprehensive loss:
Foreign currency translation	$ 1,896				$ 1,896
Comprehensive loss	(1,243,179)	(798,085)			(3,225,815)	(3,040,539)
Less: Comprehensive loss attributable to non-controlling interest	(6,821)				(6,821)
Comprehensive loss attributable to Vertical Data Inc. shareholders	$ (1,236,358)	$ (798,085)			$ (3,218,994)	$ (3,040,539)

[1]	The Company was incepted May 3, 2024 and therefore the prior period information may not be comparable
[2]	The Company was incepted May 3, 2024 and therefore the prior period information may not be comparable